Earnings Per Common Share (Details) - USD ($)	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Earnings Per Common Share [Abstract]
Net income	$ 77,340,987	$ 6,657,133
Comprehensive income	77,340,987	6,657,133
Dividend on Series A Preferred Shares	(451,111)	0
Deemed dividend on Series A Preferred Shares	(931,034)	0
Net income attributable to common shareholders	$ 75,958,842	$ 6,657,133
Weighted average number of common shares outstanding, basic (in shares)	14,810,147	9,461,009
Effect of dilutive shares (in shares)	44,682,646	44,682,646
Weighted average number of common shares outstanding, diluted (in shares)	59,492,793	54,143,655
Earnings per common share, basic (in dollars per share)	$ 5.13	$ 0.7
Earnings per common share, diluted (in dollars per share)	$ 1.28	$ 0.12